TRADE PAYABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Payables
Trade payables	R$ 7,867,431	R$ 6,723,077
(-) Adjustment present value	(96,851)	(79,893)
Trade payable, net	7,770,580	6,643,184
Current	7,739,520	6,596,915
Non-current	R$ 31,060	R$ 46,269